Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Farmers and Merchants Bancshares, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-55756
Entity, Tax Identification Number	81-3605835
Entity, Address, Address Line One	4510 Lower Beckleysville Road
Entity, Address, Address Line Two	Suite H
Entity, Address, City or Town	Hampstead
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21074
City Area Code	410
Local Phone Number	374-1510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001698022